Fair Value Measurements - Narrative (Details) - Fair Value, Recurring - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 668,293,000	$ 81,712,000
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0	$ 0
Financial liabilities	$ 0